SHARE-BASED COMPENSATION - Nonvested restricted stocks (Details) - Restricted stocks ¥ in Millions	6 Months Ended
	Jun. 30, 2023 CNY (¥) $ / shares	Jun. 30, 2023 CNY (¥) tranche shares	Jun. 30, 2022 CNY (¥)
Number of Restricted Stocks
Nonvested restricted stocks outstanding at the beginning of the period (in shares)		76,939,150
Granted (in shares)		29,620,310
Forfeited (in shares)		(596,410)
Vested (in shares)		(4,141,540)
Nonvested restricted stocks outstanding at the end of the period (in shares)		101,821,510
Weighted Average Grant Date Fair Value
Nonvested restricted stocks outstanding at the beginning of the period (in dollars per shares) | $ / shares	$ 1.88
Granted (in dollars per shares) | $ / shares	3.67
Forfeited (in dollars per shares) | $ / shares	2.60
Vested (in dollars per shares) | $ / shares	1.54
Nonvested restricted stocks outstanding at the end of the period (in dollars per shares) | $ / shares	$ 2.41
Period for remaining percentage vested		2 years
Total unrecognized compensation expense | ¥	$ 1,519	¥ 1,519
Weighted-average period for recognition of unrecognized compensation costs		3 years 9 months 14 days
Total fair value of nonvested restricted stocks, vested | ¥		¥ 134	¥ 88
Senior officers
Weighted Average Grant Date Fair Value
Number of tranches | tranche		5
Vesting on the second anniversary
Weighted Average Grant Date Fair Value
Share-based payment award, vesting percentage		50.00%
Vesting ratably over the following two years
Weighted Average Grant Date Fair Value
Share-based payment award, vesting percentage		50.00%
Performance Condition
Number of Restricted Stocks
Granted (in shares)		28,625,350